Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net loss			$ (2,836,000)	$ (355,000)	$ (994,000)	$ (3,556,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense			88,000	82,000	110,000	104,000
Interest expense			1,000		1,000
Stock based compensation			247,000	85,000	112,000	521,000
Gain on debt extinguishment			(74,000)
Loss on conversion of SAFE notes						379,000
Changes in operating assets and liabilities:
Accounts receivable, net			(499,000)	(619,000)	(499,000)	293,000
Allowance for credit losses			(17,000)	(23,000)
Contract assets			(30,000)	176,000	235,000	(229,000)
Other current assets			(968,000)	(104,000)	(49,000)	245,000
Account payable			605,000	311,000
Contract liabilities			414,000
Accrued expenses			(174,000)	(139,000)
Accounts payable and accrued expenses					25,000	(61,000)
Accrued payroll					(4,000)	231,000
Other current liabilities			16,000	(127,000)	(143,000)	(79,000)
Contingent consideration						(215,000)
Operating lease right-of-use assets and lease liabilities			(2,000)	4,000	5,000	(1,000)
Net cash used in operating activities			(3,229,000)	(709,000)	(1,201,000)	(2,368,000)
Cash Flows from Investing Activities:
Purchases of property, plant and equipment			(38,000)			(35,000)
Cash acquired in reverse acquisition			7,000
Net cash used in investing activities			(31,000)			(35,000)
Cash Flows from Financing Activities:
Payment of finance lease liability				(1,000)	(2,000)
Proceeds from issuance of Series A Prime Preferred Stock				609,000	609,000	528,000
Proceeds from Offering, net of Offering costs			28,847,000
Payment of share repurchase liability			(81,000)
Proceeds from issuance of SAFE notes						2,500,000
Proceeds from exercise of stock options			434,000			145,000
Payments of stock issuance costs						(59,000)
Net cash provided by financing activities			29,200,000	608,000	607,000	3,114,000
Net change in cash and cash equivalents			25,940,000	(101,000)	(594,000)	711,000
Effect of exchange rate on cash and cash equivalents			120,000	51,000	(18,000)	124,000
Beginning of period	$ 2,149,000	$ 2,761,000	2,149,000	2,761,000	2,761,000	1,926,000
End of period			28,209,000	2,711,000	2,149,000	2,761,000
Supplemental schedule of non-cash investing and financing activities:
Issuance of common stock in reverse acquisition			176,000
SAFE note conversion to Series A Prime Preferred Stock and subsequently converted to common stock in connection with the Merger						6,209,000
Aspen-1 Acquisition Inc.
Cash Flows from Operating Activities:
Net loss	(23,622)	(22,030)			(43,505)	(41,850)
Changes in operating assets and liabilities:
Accounts payable and accrued expenses	6,400					(3,267)
Net cash used in operating activities	(17,222)	(22,030)			(43,505)	(45,117)
Cash Flows from Financing Activities:
Repayments of stockholder advances						(518)
Proceeds from note payable - stockholder	22,500	22,500			45,000	47,500
Net cash provided by financing activities	22,500	22,500			45,000	46,982
Net change in cash and cash equivalents	5,278	470			1,495	1,865
Beginning of period	3,923	2,428	$ 3,923	$ 2,428	2,428	563
End of period	$ 9,201	$ 2,898			$ 3,923	$ 2,428